Consolidated Statement of Income (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Noninterest income
Other than Temporary Impairment Losses, Investments, Portion Recognized in Earnings, Net, Available-for-sale Equity Securities and Nonmarketable Equity Securities	$ 186	$ 176	$ 288
Debt Securities [Member]
Noninterest income
Total OTTI losses (gains) recorded on debt securities	39	3	349
Total OTTI recorded as part of gross realized losses	158	240	423
Total recorded directly to OCI for non-credit-related impairment	$ (119)	$ (237)	$ (74)